Summary of significant accounting policies - Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Summary of significant accounting policies
Revenues	$ 90,194	$ 55,717	$ 263,263	$ 142,632
Minimum
Summary of significant accounting policies
Payment Receivable Term, After Delivery			1 month
Payment Receivable Term, After Production			1 month
Maximum
Summary of significant accounting policies
Payment Receivable Term, After Delivery			3 months
Payment Receivable Term, After Production			3 months
Eagle Ford
Summary of significant accounting policies
Revenues	11,891	4,575	$ 35,978	22,002
Permian
Summary of significant accounting policies
Revenues	65,997	39,252	186,853	97,926
Denver Julesberg
Summary of significant accounting policies
Revenues	8,271	10,726	30,370	19,801
Bakken
Summary of significant accounting policies
Revenues	4,035	1,164	10,062	2,903
Oil and Condensate [Member]
Summary of significant accounting policies
Revenues	61,607	40,376	197,332	104,700
Natural gas and NGL sales
Summary of significant accounting policies
Revenues	$ 28,587	$ 15,341	$ 65,931	$ 37,932